Deferred Taxation - Summary of Balances for Which Deferred Tax Assets Have Not Been Recognised (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred taxation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	¥ 67	¥ 42
Other deductible temporary differences	27	6
Total unrecognised deferred tax assets	94	48
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line items]
Tax losses carried forward	267	167
Other deductible temporary differences	126	27
Total unrecognised deferred tax assets	¥ 393	¥ 194